UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2022

BrandywineGLOBAL —

DYNAMIC US LARGE CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital appreciation by quantitatively investing in U.S. equities.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Dynamic US Large Cap Value Fund for the six-month reporting period ended March 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

At a meeting held on November 2-3, 2021, the Board of Trustees of the Legg Mason Global Asset Management Trust approved the reorganization of the BrandywineGLOBAL — Dynamic US Large Cap Value Fund into the BrandywineGLOBAL Dynamic US Large Cap Value ETF (the “ETF”), a newly-organized series of the Franklin Templeton ETF Trust, pursuant to an Agreement and Plan of Reorganization.

If the Agreement and Plan of Reorganization is approved by the shareholders of the Fund, the reorganization of the Fund would consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF for shares of the ETF; and (2) the distribution of the ETF shares to the Fund shareholders in complete liquidation of the Fund. The ETF will be managed in a substantially similar manner as the Fund, and the ETF’s investment objective, principal investment strategies, primary subadviser and portfolio management team will be the same as that of the Fund. For more information, please see the Fund’s prospectus supplement dated March 14, 2022.

II	BrandywineGLOBAL — Dynamic US Large Cap Value Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

BrandywineGLOBAL — Dynamic US Large Cap Value Fund	III

Performance review

For the six months ended March 31, 2022, Class IS shares of BrandywineGLOBAL — Dynamic US Large Cap Value Fund returned 3.93%. The Fund’s unmanaged benchmarks, the Russell 1000 Value Indexi and the S&P 500 Indexii, returned 6.98% and 5.92%, respectively, for the same period. The Lipper Multi-Cap Value Funds Category Averageiii returned 7.01% over the same time frame.

Performance Snapshot as of March 31, 2022 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Dynamic US Large Cap Value Fund:
Class A	3.76%
Class C	3.36%
Class R	3.56%
Class I	3.81%
Class IS	3.93%
Russell 1000 Value Index	6.98%
S&P 500 Index	5.92%
Lipper Multi-Cap Value Funds Category Average	7.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The Fund is the successor to a private fund (the “Predecessor”). On October 31, 2014, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 28, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.08%, 1.75%, 1.61%, 0.74% and 0.67%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

IV	BrandywineGLOBAL —Dynamic US Large Cap Value Fund

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses of Class IS shares will not exceed the ratio of total annual fund operating expenses of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

RISKS: Equity securities are subject to market and price fluctuations. Large-capitalization value stocks may underperform the overall equity market for long periods. The subadviser’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The subadviser’s quantitative investment model may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. In addition, the investment model used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the model. The value of the Fund’s investments held for cash management or defensive investing purposes may be affected by changing interest rates and changes in the underlying investments’ credit ratings. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

BrandywineGLOBAL —Dynamic US Large Cap Value Fund	V

Performance review (cont’d)

[i]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 627 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2022 and September 30, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.76%	$1,000.00	$1,037.60	1.05%	$5.33	Class A	5.00%	$1,000.00	$1,019.70	1.05%	$5.29
Class C	3.36	1,000.00	1,033.60	1.70	8.62	Class C	5.00	1,000.00	1,016.45	1.70	8.55
Class R	3.56	1,000.00	1,035.60	1.35	6.85	Class R	5.00	1,000.00	1,018.20	1.35	6.79
Class I	3.81	1,000.00	1,038.10	0.72	3.66	Class I	5.00	1,000.00	1,021.34	0.72	3.63
Class IS	3.93	1,000.00	1,039.30	0.65	3.30	Class IS	5.00	1,000.00	1,021.69	0.65	3.28

2	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

[1]	For the six months ended March 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2022

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 95.7%
Communication Services — 4.0%
Diversified Telecommunication Services — 1.3%
AT&T Inc.	56,294	$1,330,227
Verizon Communications Inc.	35,651	1,816,062
Total Diversified Telecommunication Services		3,146,289
Entertainment — 0.5%
Walt Disney Co.	8,220	1,127,455	*
Interactive Media & Services — 0.7%
Meta Platforms Inc., Class A Shares	7,390	1,643,241	*
Media — 1.5%
Comcast Corp., Class A Shares	22,344	1,046,146
Nexstar Media Group Inc., Class A Shares	14,018	2,642,113
Total Media		3,688,259
Total Communication Services		9,605,244
Consumer Discretionary — 13.1%
Distributors — 0.2%
LKQ Corp.	11,300	513,133
Hotels, Restaurants & Leisure — 0.3%
MGM Resorts International	17,410	730,175
Household Durables — 5.1%
Lennar Corp., Class A Shares	21,025	1,706,599
Mohawk Industries Inc.	32,293	4,010,790	*
PulteGroup Inc.	54,470	2,282,293
Tempur Sealy International Inc.	56,755	1,584,600
Toll Brothers Inc.	58,096	2,731,674
Total Household Durables		12,315,956
Multiline Retail — 3.8%
Dollar Tree Inc.	36,272	5,808,961	*
Kohl’s Corp.	58,969	3,565,266
Total Multiline Retail		9,374,227
Specialty Retail — 3.6%
Advance Auto Parts Inc.	13,360	2,764,986
AutoNation Inc.	32,382	3,224,599	*
Best Buy Co. Inc.	323	29,361
Dick’s Sporting Goods Inc.	12,982	1,298,460
Penske Automotive Group Inc.	16,161	1,514,609
Williams-Sonoma Inc.	90	13,050
Total Specialty Retail		8,845,065

See Notes to Financial Statements.

4	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.1%
Crocs Inc.	2,420	$184,888	*
Total Consumer Discretionary		31,963,444
Consumer Staples — 4.5%
Food & Staples Retailing — 1.8%
Kroger Co.	8,269	474,392
Sysco Corp.	17,844	1,456,963
Walmart Inc.	15,809	2,354,276
Total Food & Staples Retailing		4,285,631
Food Products — 0.9%
JM Smucker Co.	16,215	2,195,673
Household Products — 1.8%
Procter & Gamble Co.	28,432	4,344,410
Total Consumer Staples		10,825,714
Energy — 1.6%
Oil, Gas & Consumable Fuels — 1.6%
Marathon Oil Corp.	108,482	2,723,983
ONEOK Inc.	17,664	1,247,608
Total Energy		3,971,591
Financials — 33.0%
Banks — 15.9%
Bank of America Corp.	247,136	10,186,946
BOK Financial Corp.	3,755	352,782
Citigroup Inc.	115,766	6,181,904
Citizens Financial Group Inc.	41,115	1,863,743
Comerica Inc.	1,629	147,310
Fifth Third Bancorp	27,612	1,188,420
First Horizon Corp.	6,782	159,309
JPMorgan Chase & Co.	46,239	6,303,301
KeyCorp	37,722	844,218
Popular Inc.	5,835	476,953
Regions Financial Corp.	37,686	838,890
SouthState Corp.	330	26,925
Synovus Financial Corp.	5,804	284,396
Truist Financial Corp.	18,735	1,062,275
US Bancorp	92,811	4,932,905
Wells Fargo & Co.	57,904	2,806,028
Zions Bancorp NA	17,052	1,117,929
Total Banks		38,774,234

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2022

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Capital Markets — 5.1%
Affiliated Managers Group Inc.	2,815	$396,774
Ameriprise Financial Inc.	1,377	413,596
Bank of New York Mellon Corp.	10,713	531,686
Goldman Sachs Group Inc.	28,971	9,563,327
Janus Henderson Group PLC	2,220	77,745
Jefferies Financial Group Inc.	27,486	902,915
Morgan Stanley	5,940	519,156
Total Capital Markets		12,405,199
Consumer Finance — 3.9%
Ally Financial Inc.	44,293	1,925,860
American Express Co.	3,591	671,517
Capital One Financial Corp.	22,146	2,907,548
Credit Acceptance Corp.	1,449	797,486	*
Discover Financial Services	3,357	369,908
OneMain Holdings Inc.	14,249	675,545
SLM Corp.	1,693	31,083
Synchrony Financial	62,633	2,180,255
Total Consumer Finance		9,559,202
Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B Shares	11,623	4,101,873	*
Insurance — 6.4%
Aflac Inc.	40,845	2,630,010
Allstate Corp.	33,472	4,636,207
American Financial Group Inc.	3,961	576,801
American International Group Inc.	8,462	531,160
Arch Capital Group Ltd.	15,628	756,708	*
Chubb Ltd.	6,877	1,470,990
Hartford Financial Services Group Inc.	5,429	389,856
Lincoln National Corp.	7,518	491,376
Loews Corp.	1,954	126,658
MetLife Inc.	23,327	1,639,422
Old Republic International Corp.	2,800	72,436
Principal Financial Group Inc.	3,323	243,941
Progressive Corp.	10,732	1,223,341
Prudential Financial Inc.	6,087	719,301
Reinsurance Group of America Inc.	320	35,027
Total Insurance		15,543,234
Total Financials		80,383,742

See Notes to Financial Statements.

6	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Health Care — 19.3%
Biotechnology — 2.8%
Amgen Inc.	6,590	$1,593,594
Biogen Inc.	12,414	2,614,388	*
Regeneron Pharmaceuticals Inc.	3,854	2,691,711	*
Total Biotechnology		6,899,693
Health Care Providers & Services — 14.1%
Anthem Inc.	15,376	7,552,999
Cigna Corp.	47,166	11,301,445
DaVita Inc.	51,379	5,811,478	*
Molina Healthcare Inc.	8,625	2,877,214	*
Quest Diagnostics Inc.	39,073	5,347,531
Universal Health Services Inc., Class B Shares	10,052	1,457,037
Total Health Care Providers & Services		34,347,704
Pharmaceuticals — 2.4%
Johnson & Johnson	16,395	2,905,686
Merck & Co. Inc.	9,155	751,168
Pfizer Inc.	41,917	2,170,043
Total Pharmaceuticals		5,826,897
Total Health Care		47,074,294
Industrials — 3.2%
Construction & Engineering — 0.4%
EMCOR Group Inc.	9,841	1,108,392
Electrical Equipment — 0.1%
Acuity Brands Inc.	824	155,983
Machinery — 1.3%
Caterpillar Inc.	13,945	3,107,225
Professional Services — 1.4%
CACI International Inc., Class A Shares	9,074	2,733,633	*
ManpowerGroup Inc.	6,513	611,701
Total Professional Services		3,345,334
Total Industrials		7,716,934
Information Technology — 4.0%
Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics Inc.	19,460	2,308,540	*
Jabil Inc.	17,508	1,080,769
Total Electronic Equipment, Instruments & Components		3,389,309
IT Services — 1.2%
Amdocs Ltd.	34,579	2,842,739

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2022

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

(Percentages shown based on Fund net assets)
Security		Shares	Value
Software — 1.4%
Oracle Corp.		43,097	$3,565,415
Total Information Technology			9,797,463
Materials — 9.1%
Chemicals — 1.7%
DuPont de Nemours Inc.		41,809	3,076,306
Mosaic Co.		14,600	970,900
Total Chemicals			4,047,206
Construction Materials — 0.2%
Eagle Materials Inc.		4,754	610,223
Metals & Mining — 6.6%
Nucor Corp.		60,189	8,947,095
Steel Dynamics Inc.		86,725	7,235,467
Total Metals & Mining			16,182,562
Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.		21,716	1,348,998
Total Materials			22,188,989
Utilities — 3.9%
Electric Utilities — 2.4%
American Electric Power Co. Inc.		6,244	622,964
Duke Energy Corp.		6,244	697,205
Exelon Corp.		15,291	728,310
NextEra Energy Inc.		18,753	1,588,567
Southern Co.		30,150	2,186,177
Total Electric Utilities			5,823,223
Multi-Utilities — 1.5%
Dominion Energy Inc.		43,825	3,723,810
Total Utilities			9,547,033
Total Common Stocks (Cost — $194,603,265)			233,074,448
Investments in Underlying Funds — 0.5%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $1,244,626)		7,778	1,290,993
Total Investments before Short-Term Investments (Cost — $195,847,891)			234,365,441

	Rate
Short-Term Investments — 3.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $8,977,102)	0.212%	8,977,102	8,977,102	(a)
Total Investments — 99.9% (Cost — $204,824,993)			243,342,543
Other Assets in Excess of Liabilities — 0.1%			164,525
Total Net Assets — 100.0%			$243,507,068

See Notes to Financial Statements.

8	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $8,977,102 and the cost was $8,977,102 (Note 8).

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $195,847,891)	$234,365,441
Investments in affiliated securities, at value (Cost — $8,977,102)	8,977,102
Dividends receivable from unaffiliated investments	226,618
Receivable for Fund shares sold	224,686
Dividends receivable from affiliated investments	787
Prepaid expenses	31,151
Total Assets	243,825,785

Liabilities:
Payable for Fund shares repurchased	144,023
Investment management fee payable	111,637
Fund accounting fees payable	28,757
Audit and tax fees payable	19,113
Service and/or distribution fees payable	3,924
Trustees’ fees payable	2,189
Accrued expenses	9,074
Total Liabilities	318,717
Total Net Assets	$243,507,068

Net Assets:
Par value (Note 7)	$178
Paid-in capital in excess of par value	193,732,713
Total distributable earnings (loss)	49,774,177
Total Net Assets	$243,507,068

Net Assets:
Class A	$8,711,399
Class C	$2,464,820
Class R	$293,169
Class I	$17,120,840
Class IS	$214,916,840

Shares Outstanding:
Class A	637,959
Class C	182,594
Class R	21,433
Class I	1,248,474
Class IS	15,664,712

Net Asset Value:
Class A (and redemption price)	$13.66
Class C*	$13.50
Class R (and redemption price)	$13.68
Class I (and redemption price)	$13.71
Class IS (and redemption price)	$13.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.49

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2022

Investment Income:
Dividends from unaffiliated investments	$2,063,042
Dividends from affiliated investments	1,236
Less: Foreign taxes withheld	(570)
Total Investment Income	2,063,708

Expenses:
Investment management fee (Note 2)	658,253
Registration fees	40,662
Fund accounting fees	34,676
Service and/or distribution fees (Notes 2 and 5)	19,432
Audit and tax fees	17,163
Legal fees	15,519
Transfer agent fees (Note 5)	13,464
Trustees’ fees	7,930
Shareholder reports	2,536
Insurance	744
Custody fees	546
Interest expense	224
Miscellaneous expenses	3,649
Total Expenses	814,798
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,590)
Net Expenses	808,208
Net Investment Income	1,255,500

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	9,838,953
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(2,451,420)
Net Gain on Investments	7,387,533
Increase in Net Assets From Operations	$8,643,033

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended March 31, 2022 (unaudited) and the Year Ended September 30, 2021	2022	2021

Operations:
Net investment income	$1,255,500	$2,961,771
Net realized gain	9,838,953	32,207,663
Change in net unrealized appreciation (depreciation)	(2,451,420)	37,367,443
Increase in Net Assets From Operations	8,643,033	72,536,877

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(33,455,505)	(10,154,684)
Decrease in Net Assets From Distributions to Shareholders	(33,455,505)	(10,154,684)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,959,930	26,788,734
Reinvestment of distributions	33,410,579	10,148,818
Cost of shares repurchased	(23,990,896)	(50,320,483)
Increase (Decrease) in Net Assets From Fund Share Transactions	42,379,613	(13,382,931)
Increase in Net Assets	17,567,141	48,999,262

Net Assets:
Beginning of period	225,939,927	176,940,665
End of period	$243,507,068	$225,939,927

See Notes to Financial Statements.

12	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.36	$11.42	$11.70	$12.97	$11.68	$10.04

Income (loss) from operations:
Net investment income	0.05	0.13	0.15	0.16	0.12	0.11
Net realized and unrealized gain (loss)	0.45	4.42	0.02	(0.30)	1.49	1.65
Total income (loss) from operations	0.50	4.55	0.17	(0.14)	1.61	1.76

Less distributions from:
Net investment income	(0.14)	(0.11)	(0.13)	(0.15)	(0.07)	(0.12)
Net realized gains	(2.06)	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(2.20)	(0.61)	(0.45)	(1.13)	(0.32)	(0.12)

Net asset value, end of period	$13.66	$15.36	$11.42	$11.70	$12.97	$11.68
Total return[3]	3.76%	41.18%	1.22%	(0.47)%	13.95%	17.70%

Net assets, end of period (000s)	$8,711	$9,493	$5,923	$8,124	$7,870	$5,306

Ratios to average net assets:
Gross expenses	1.06%[4]	1.08%	1.17%[5]	1.17%[5]	1.14%[5]	1.35%[5]
Net expenses[6,7]	1.05 [4]	1.06	1.10 [5]	1.10 [5]	1.10 [5]	1.07 [5]
Net investment income	0.67 [4]	0.93	1.30	1.42	0.94	1.04

Portfolio turnover rate	35%	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.17	$11.27	$11.54	$12.80	$11.55	$9.92

Income (loss) from operations:
Net investment income	0.01	0.03	0.06	0.08	0.02	0.03
Net realized and unrealized gain (loss)	0.43	4.39	0.01	(0.31)	1.48	1.63
Total income (loss) from operations	0.44	4.42	0.07	(0.23)	1.50	1.66

Less distributions from:
Net investment income	(0.05)	(0.02)	(0.02)	(0.05)	—	(0.03)
Net realized gains	(2.06)	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(2.11)	(0.52)	(0.34)	(1.03)	(0.25)	(0.03)

Net asset value, end of period	$13.50	$15.17	$11.27	$11.54	$12.80	$11.55
Total return[3]	3.36%	40.30%	0.35%	(1.15)%	13.11%	16.76%

Net assets, end of period (000s)	$2,465	$702	$338	$732	$808	$726

Ratios to average net assets:
Gross expenses	1.70%[4]	1.75%	1.91%[5]	1.92%[5]	1.89%[5]	2.01%[5]
Net expenses[6,7]	1.70 [4]	1.73	1.85 [5]	1.85 [5]	1.85 [5]	1.79 [5]
Net investment income	0.14 [4]	0.24	0.52	0.67	0.18	0.32

Portfolio turnover rate	35%	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

14	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.39	$11.43	$11.72	$12.96	$11.68	$10.03

Income (loss) from operations:
Net investment income	0.03	0.09	0.12	0.13	0.08	0.06
Net realized and unrealized gain (loss)	0.45	4.43	0.01	(0.30)	1.51	1.66
Total income (loss) from operations	0.48	4.52	0.13	(0.17)	1.59	1.72

Less distributions from:
Net investment income	(0.13)	(0.06)	(0.10)	(0.09)	(0.06)	(0.07)
Net realized gains	(2.06)	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(2.19)	(0.56)	(0.42)	(1.07)	(0.31)	(0.07)

Net asset value, end of period	$13.68	$15.39	$11.43	$11.72	$12.96	$11.68
Total return[3]	3.56%	40.82%	0.96%	(0.71)%	13.76%	17.25%

Net assets, end of period (000s)	$293	$167	$73	$170	$210	$264

Ratios to average net assets:
Gross expenses	1.41%[4]	1.61%	1.56%[5]	1.53%[5]	1.47%[5]	1.65%
Net expenses[6,7]	1.35 [4]	1.35	1.35 [5]	1.35 [5]	1.35 [5]	1.33
Net investment income	0.39 [4]	0.61	1.01	1.15	0.67	0.54

Portfolio turnover rate	35%	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.45	$11.47	$11.76	$13.03	$11.72	$10.05

Income (loss) from operations:
Net investment income	0.07	0.17	0.19	0.20	0.16	0.15
Net realized and unrealized gain (loss)	0.44	4.46	0.01	(0.30)	1.50	1.66
Total income (loss) from operations	0.51	4.63	0.20	(0.10)	1.66	1.81

Less distributions from:
Net investment income	(0.19)	(0.15)	(0.17)	(0.19)	(0.10)	(0.14)
Net realized gains	(2.06)	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(2.25)	(0.65)	(0.49)	(1.17)	(0.35)	(0.14)

Net asset value, end of period	$13.71	$15.45	$11.47	$11.76	$13.03	$11.72
Total return[3]	3.81%	41.83%	1.49%	(0.09)%	14.38%	18.10%

Net assets, end of period (000s)	$17,121	$8,469	$1,063	$1,432	$1,690	$1,418

Ratios to average net assets:
Gross expenses	0.73%[4]	0.74%	0.81%[5]	0.82%[5]	0.80%[5]	1.00%[5]
Net expenses[6,7]	0.72 [4]	0.72	0.75 [5]	0.75 [5]	0.75 [5]	0.74 [5]
Net investment income	1.04 [4]	1.17	1.68	1.76	1.29	1.39

Portfolio turnover rate	35%	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.45	$11.49	$11.77	$13.04	$11.72	$10.06

Income (loss) from operations:
Net investment income	0.08	0.19	0.20	0.22	0.17	0.15
Net realized and unrealized gain (loss)	0.45	4.44	0.02	(0.31)	1.51	1.65
Total income (loss) from operations	0.53	4.63	0.22	(0.09)	1.68	1.80

Less distributions from:
Net investment income	(0.20)	(0.17)	(0.18)	(0.20)	(0.11)	(0.14)
Net realized gains	(2.06)	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(2.26)	(0.67)	(0.50)	(1.18)	(0.36)	(0.14)

Net asset value, end of period	$13.72	$15.45	$11.49	$11.77	$13.04	$11.72
Total return[3]	3.93%	41.75%	1.66%	0.01%	14.51%	18.07%

Net assets, end of period (millions)	$215	$207	$170	$168	$156	$146

Ratios to average net assets:
Gross expenses	0.65%[4]	0.67%	0.71%[5]	0.72%[5]	0.72%[5]	0.86%[5]
Net expenses[6,7]	0.65 [4]	0.65	0.65 [5]	0.65 [5]	0.65 [5]	0.65 [5]
Net investment income	1.07 [4]	1.37	1.75	1.88	1.37	1.42

Portfolio turnover rate	35%	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

18	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$233,074,448	—	—	$233,074,448
Investments in Underlying Funds	1,290,993	—	—	1,290,993
Total Long-Term Investments	234,365,441	—	—	234,365,441
Short-Term Investments†	8,977,102	—	—	8,977,102
Total Investments	$243,342,543	—	—	$243,342,543

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

20	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.10%, 1.85%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended March 31, 2022, fees waived and/or expenses reimbursed amounted to $6,590, which included an affiliated money market fund waiver of $1,649.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2022	$5,584	$538	$299	$1,012	$107,553
Expires September 30, 2023	4,770	269	249	862	97,751
Expires September 30, 2024	1,214	78	388	520	32,609
Expires September 30, 2025	149	19	76	190	3,960
Total fee waivers/expense reimbursements subject to recapture	$11,717	$904	$1,012	$2,584	$241,873

For the six months ended March 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a

22	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,362	—
CDSCs	—	$19

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2022, Franklin Resources and its affiliates owned 37% of the Fund.

3. Investments

During the six months ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$89,069,622
Sales	78,924,715

At March 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$204,824,993	$44,703,009	$(6,185,459)	$38,517,550

4. Derivative instruments and hedging activities

During the six months ended March 31, 2022, the Fund did not invest in derivative instruments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$12,401	$7,680
Class C	6,409	299
Class R	622	321
Class I	—	4,431
Class IS	—	733
Total	$19,432	$13,464

For the six months ended March 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$238
Class C	33
Class R	79
Class I	314
Class IS	5,926
Total	$6,590

6. Distributions to shareholders by class

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Net Investment Income:
Class A	$95,668	$56,148
Class C	2,505	451
Class R	2,320	401
Class I	116,772	12,753
Class IS	2,682,743	2,430,262
Total	$2,900,008	$2,500,015

24	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Net Realized Gains:
Class A	$1,373,441	$260,153
Class C	95,029	15,126
Class R	37,594	3,121
Class I	1,245,939	42,499
Class IS	27,803,494	7,333,770
Total	$30,555,497	$7,654,669

7. Shares of beneficial interest

At March 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	164,572	$2,374,108	156,732	$2,395,081
Shares issued on reinvestment	109,685	1,452,226	25,473	315,097
Shares repurchased	(254,167)	(3,497,035)	(83,108)	(1,249,432)
Net increase	20,090	$329,299	99,097	$1,460,746

Class C
Shares sold	132,128	$1,759,334	16,591	$250,423
Shares issued on reinvestment	5,675	74,459	894	10,993
Shares repurchased	(1,487)	(22,654)	(1,169)	(18,108)
Net increase	136,316	$1,811,139	16,316	$243,308

Class R
Shares sold	11,676	$189,018	9,357	$135,141
Shares issued on reinvestment	2,798	37,162	277	3,444
Shares repurchased	(3,919)	(61,531)	(5,175)	(79,897)
Net increase	10,555	$164,649	4,459	$58,688

Class I
Shares sold	683,631	$9,679,760	594,754	$9,207,028
Shares issued on reinvestment	102,536	1,362,711	4,456	55,252
Shares repurchased	(85,978)	(1,212,979)	(143,554)	(2,179,413)
Net increase	700,189	$9,829,492	455,656	$7,082,867

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount

Class IS
Shares sold	1,284,078	$18,957,710	1,036,338	$14,801,061
Shares issued on reinvestment	2,293,756	30,484,021	787,422	9,764,032
Shares repurchased	(1,315,493)	(19,196,697)	(3,181,922)	(46,793,633)
Net increase (decrease)	2,262,341	$30,245,034	(1,358,162)	$(22,228,540)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended March 31, 2022. The following transactions were effected in such company for the six months ended March 31, 2022.

	Affiliate Value at September 30,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,497,556	$34,170,067	34,170,067	$33,690,521	33,690,521

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,236	—	$8,977,102

9. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the

26	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2022.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

* * *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

12. Subsequent event

The Board of Trustees of the Trust on behalf of the Fund approved the reorganization of the Fund into BrandywineGLOBAL Dynamic US Large Cap Value ETF (“ETF”), a newly organized

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

series of the Franklin Templeton ETF Trust, pursuant to the Agreement and Plan of Reorganization.

If the Agreement and Plan of Reorganization is approved by the shareholders of the Fund, the reorganization of the Fund would consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF for shares of the ETF; and (2) the distribution of the ETF shares to the Fund shareholders in complete liquidation of the Fund. The ETF will be managed in a substantially similar manner as the Fund, and the ETF’s investment objective, principal investment strategies, primary subadviser and portfolio management team will be the same as that of the Fund.

28	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2022 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

BrandywineGLOBAL — Dynamic US Large Cap Value Fund	29

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

30	BrandywineGLOBAL — Dynamic US Large Cap Value Fund

BrandywineGLOBAL —

Dynamic US Large Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J.W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Dynamic US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BWXX117450 5/22 SR22-4394

ITEM 2.	CODE OF ETHICS.

  Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

  Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

  Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

  Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 13.	EXHIBITS.

  (a) (1) Not applicable.

  Exhibit 99.CODE ETH

  (a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

  Exhibit 99.CERT

  (b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

  Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 25, 2022